Other employee benefits (Schedule of detailed information about remeasurement of other long term employee benefits) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Employee Benefits [Line Items]
Actuarial gains arising from changes in demographic assumptions	$ (4,460)	$ 0
Actuarial losses arising from changes in financial assumptions	10,043	14,094
Actuarial (gains)/losses arising from changes experience adjustments	(489)	87
Components recognized in statements of comprehensive income	5,094	14,181
Total other employee future benefit cost	$ 12,712	$ 20,841